Supplement to the
Fidelity Advisor® Limited Term Bond Fund, Fidelity Advisor® Mortgage Securities Fund, Fidelity® Investment Grade Bond Fund, Fidelity® Short-Term Bond Fund and Fidelity® Total Bond Fund
Class A, Class M, Class C, Class I and Class Z
October 30, 2017
STATEMENT OF ADDITIONAL INFORMATION

The following information supplements information for Fidelity® Total Bond Fund found in the "Management Contracts" section.

The following table provides information relating to other accounts managed by Mr. Munoz as of October 31, 2017:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	7	3	7
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$68,220	$7,077	$4,638
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Fidelity® Total Bond Fund ($31,460 (in millions) assets managed).

As of October 31, 2017, the dollar range of shares of Fidelity® Total Bond Fund beneficially owned by Mr. Munoz was none.

The following information supplements information for Fidelity® Short-Term Bond Fund found in the "Management Contracts" section.

The following table provides information relating to other accounts managed by Mr. Potenza as of October 31, 2017:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	6	7	39
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$17,977	$26,853	$14,445
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Fidelity® Short-Term Bond Fund ($6,116 (in millions) assets managed).

As of October 31, 2017, the dollar range of shares of Fidelity® Short-Term Bond Fund beneficially owned by Mr. Potenza was none.

ACOM8B-17-02 1.842757.123	December 15, 2017

Supplement to the
Fidelity Advisor® Limited Term Bond Fund, Fidelity Advisor® Mortgage Securities Fund, Fidelity® Intermediate Bond Fund, Fidelity® Investment Grade Bond Fund, Fidelity® Short-Term Bond Fund and Fidelity® Total Bond Fund
October 30, 2017
STATEMENT OF ADDITIONAL INFORMATION

The following information supplements information for Fidelity® Intermediate Bond Fund found in the “Management Contracts” section.

The following table provides information relating to other accounts managed by Mr. DeBiase as of October 31, 2017:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	5	31
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$3,017	$26,485	$13,006
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Fidelity Intermediate Bond Fund ($3,017 (in millions) assets managed).

As of October 31, 2017, the dollar range of shares of Fidelity® Total Bond Fund beneficially owned by Mr. DeBiase was none.

RCOM8B-17-01 1.872064.118	December 15, 2017